Dividends (Details) - USD ($) $ / shares in Units, $ in Thousands						12 Months Ended
	Feb. 18, 2026	Dec. 02, 2025	Sep. 02, 2025	Jun. 04, 2025	Mar. 25, 2025	Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [line items]
Dividends paid, ordinary shares (in USD per share)		$ 0.40	$ 0.30	$ 0.30	$ 0.30
Total dividend amount		$ 10,315	$ 7,740	$ 7,740	$ 7,744	$ 33,539
Regular dividend declared
Disclosure of non-adjusting events after reporting period [line items]
Regular dividends declared (in USD per share)	$ 0.40